Equity Method Investments Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Equity Method Investments [Line Items]
Equity Method Investments [Table Text Block]
as reflected in our Consolidated Balance Sheets, as well as our maximum exposure to losses as of December 31, 2018. Our maximum exposure to loss is limited to our equity method investment in Carl Zeiss SMT Holding GmbH & Co. KG and prepayments provided to the equity method investment.

As of December 31	2018	2018	Maximum exposure to loss
(in millions)	Assets	Liabilities

EUV Agreements [1]	393.7	—	393.7
DUV Agreements [1]	31.5	—	31.5
High NA Agreement [1]	342.9	—	342.9
Investment agreement for 24.9 percent equity	915.8	—	915.8

1.	Amounts are included in advanced payments to Carl Zeiss SMT GmbH within other current assets and other non-current assets. See Note 9 Other assets.
The basis differences as of the acquisition date were allocated as follows:

(in millions)	EUR

Equity method goodwill	362.7
Other intangible assets	560.7
In-process research and development	50.7
Inventories	73.7
Pensions	19.9
Deferred tax liabilities	(88.4)

Basis differences	979.3